SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2023
SEGMENT REPORTING
Schedule of components of net revenues

	Year ended December 31, 2023
	Product sales	Services	Consolidated

Revenues	$617,240	$12,188	$629,428
Cost of revenues	265,964	3,532	269,496
Gross profit	351,276	8,656	359,932
Unallocated operating expenses			370,327
Loss from operations			(10,395)
Interest income			350
Interest expense			(4)
Other income, net			499
Loss before income taxes			$(9,550)

	Year ended December 31, 2022
	Product sales	Services	Consolidated

Revenues	$491,949	$11,619	$503,568
Cost of revenues	223,383	5,107	228,490
Gross profit	268,566	6,512	275,078
Unallocated operating expenses			289,318
Loss from operations			(14,240)
Interest income			57
Interest expense			(5)
Other income, net			982
Impairment loss on investment			(56,083)
Loss before income taxes			$(69,289)

	Year ended December 31, 2021
	Product sales	Services	Consolidated

Revenues	$435,170	$10,933	$446,103
Cost of revenues	235,237	4,156	239,393
Gross profit	199,933	6,777	206,710
Unallocated operating expenses			222,822
Loss from operations			(16,112)
Interest income			59
Interest expense			(13)
Other income, net			39,322
Income before income taxes			$23,256

Schedule of components of the Group's cost

	Years ended December 31,
	2021	2022	2023

Apparel	$274,212	$399,518	$518,272
Other general merchandises (1)	160,958	92,431	98,968
Total product sales revenues	$435,170	$491,949	$617,240
(1)	Other general merchandises mainly include products such as small accessories and gadgets, home garden, electronics and communication devices and others.

Summary of total revenues by geographic location

	Years ended December 31,
	2021		2022		2023
	Revenues	%	Revenues	%	Revenues	%

Europe	$218,915	49.1	$232,954	46.3	$313,559	49.8
North America	91,520	20.5	171,553	34.1	235,974	37.5
Other countries	135,668	30.4	99,061	19.6	79,895	12.7
Total revenues	$446,103	100.0	$503,568	100.0	$629,428	100.0